CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF CASH FLOWS
Capital expenditures in accounts payable	$ 79	$ 88	$ 73
Stock-based compensation	$ 29	$ 27	$ 28